Prudential Investments LLC

Gateway Center Three

100 Mulberry Street

Newark, N.J. 07102

November 13, 2007

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:          Advanced Series Trust

Registration No. 811-5186

Ladies sand Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the registrant hereby certifies that:  (i) the form of Statement of Additional Information of Advanced Series Trust (“AST”) that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the AST Registration Statement (Post-Effective Amendment No. 64); and (ii) the text of Post-Effective Amendment No. 64 to the AST Registration Statement was filed electronically with the Securities and Exchange Commission on November 2, 2007.

If you have any questions, please do not hesitate to contact me at (973) 367-3161. Thank you for your attention to this filing.

Respectfully submitted,

/s/ John P. Schwartz
John P. Schwartz
Assistant Secretary